UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2012


Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one): [ ] is a restatement
                               : [ ] Add new holdings entries

Institutional Investment Manager Filing this Report:

Name:          Charlemagne Capital Limited
Address:       St. Mary's Court, 20 Hill Street, Douglas,
               Isle of Man, IM1 1EU British Isles

Form 13F File Number: 028-11574

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Jane Bates
Title:   Managing Director
Phone:  +44 1624 640200

Signature, Place and Date of Signing:


/s/ Jane Bates      British Isles     November 14, 2012
---------------     -------------     -----------------
(Signature)         (City, State)     (Date)


Report Type (Check only one)
----------------------------

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                           FORM 13F SUMMARY PAGE


Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 29

Form 13F Information Table Value Total: US$ 174,114 (thousands)


List of Other Included Managers:

No.          Form 13F File Number          Name

1.           028-11145                     Charlemagne Capital (IOM) Limited

                               INFORMATION TABLE




                                                                                                                              VOTING
                                                                                                                           AUTHORITY
                                                                VALUE                                     INVESTMENT  OTHER
NAME OF ISSUER                TITLE OF CLASS       CUSIP        (x$1000)  Amount        SH/PRN  PUT/CALL  DISCRETION  MANAGERS  SOLE
------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA DE BEBIDAS DAS
AME                           SPON ADR PFD         20441W 20 3     4072     106,406.00  SH                SOLE        NONE
COMPANHIA DE BEBIDAS DAS
AME                           SPON ADR PFD         20441W 20 3     5770     150,812.00  SH                DEFINED        1
AMERICA MOVIL ADR             SPON ADR L SHS       02364W 10 5     5248     206,249.00  SH                SOLE        NONE
AMERICA MOVIL ADR             SPON ADR L SHS         02364W105     4214     165,630.00  SH                DEFINED        1
BAIDU INC ADR                 SPON ADR REP A       056752 10 8    16674     135,538.00  SH                DEFINED        1
BANCO BRADESCO PREF ADR       SP ADR PFD NEW       059460 30 3     1958     121,800.00  SH                SOLE        NONE
BANCO BRADESCO PREF ADR       SP ADR PFD NEW       059460 30 3     2864     178,136.00  SH                DEFINED        1
BRF-BRASIL FOODS ADR          SPONSORED ADR        10552T 10 7      373      21,566.00  SH                DEFINED        1
COPA HOLDINGS SA              CL A                 P31076 10 5     2518      30,984.00  SH                SOLE        NONE
COPA HOLDINGS SA              CL A                 P31076 10 5     2022      24,890.00  SH                DEFINED        1
CREDICORP LTD                 COM                  G2519Y 10 8     2268      18,117.00  SH                SOLE        NONE
CREDICORP LTD                 COM                  G2519Y 10 8     1873      14,956.00  SH                DEFINED        1
CTC MEDIA                     COM                  12642X 10 6     9119     974,810.00  SH                SOLE        NONE
CTC MEDIA                     COM                  12642X 10 6     7452     796,594.00  SH                DEFINED        1
FOMENTO ECONOMIC ADR          SPONSORED ADR UNITS  344419 10 6     5152      56,030.00  SH                SOLE        NONE
FOMENTO ECONOMIC ADR          SPONSORED ADR UNITS  344419 10 6     4251      46,223.00  SH                DEFINED        1
GERDAU S A                    SPONSORED ADR        373737 10 5      805      84,556.00  SH                DEFINED        1
                              SPONSORED ADR REP
ITAU UNIBANCO PF ADR          PFD                  465562 10 6     5603     366,836.00  SH                SOLE        NONE
                              SPONSORED ADR REP
ITAU UNIBANCO PF ADR          PFD                  465562 10 6    14669     960,278.00  SH                DEFINED        1
PETROBRAS ADR                 SPONSORED ADR        71654V 40 8     1644      71,711.00  SH                DEFINED        1
PETROBRAS A PREF ADR          SP ADR NON VTG       71654V 10 1     9192     416,407.00  SH                SOLE        NONE
PETROBRAS A PREF ADR          SP ADR NON VTG       71654V 10 1    11835     536,105.00  SH                DEFINED        1
SOCIEDAD QUIMICA MINERA DE C  SPON ADR SER B       833635 10 5     1209      19,623.00  SH                SOLE        NONE
SANTANDER CHILE ADR           SP ADR REP COM       05965X 10 9     2825      38,593.00  SH                SOLE        NONE
SANTANDER CHILE ADR           SP ADR REP COM       05965X 10 9     8251     112,724.00  SH                DEFINED        1
VALE S A                      ADR                  91912E 10 5     9639     538,620.00  SH                SOLE        NONE
VALE S A                      ADR                  91912E 10 5    22085   1,234,196.00  SH                DEFINED        1
YAMANA GOLD INC               COM                  98462Y 10 0     2010     105,178.00  SH                SOLE        NONE
YAMANA GOLD INC               COM                  98462Y 10 0     8520     445,690.00  SH                DEFINED        1

Grand Total                                                      174114
